Investment in marketable securities (Tables)	3 Months Ended
Mar. 31, 2020
Investment in marketable securities
Schedule of fair value, amortized cost and unrealized holding gains and losses of marketable securities

	March 31, 2020
	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
	(unaudited)
U.S. treasury bonds	$75,509	$175	$—	$75,684
Corporate bonds	34,768	—	(119)	34,649
Total	$110,277	$175	$(119)	$110,333

	December 31, 2019
	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
U.S. treasury bonds	$75,340	$76	$—	$75,416
Corporate bonds	34,965	—	(17)	34,948
Total	$110,305	$76	$(17)	$110,364

Schedule of fair value and amortized cost of the available-for-sale securities by contractual maturity

	Amortized
	Cost	Fair Value
Due within one year	$96,225	$96,337
Due after one year through two years	14,052	13,996
Total	$110,277	$110,333